OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets, Noncurrent [Table Text Block]
The components of other assets are as follows:

	Successor
	As at December 31,		As at September 30,
	2013	2012	2012
Deferred financing costs	$4.9	$9.0	$9.8
Deferred charges and other	3.9	1.8	1.9
Accrued benefit asset – pension plan (note 17)	0.1	0.2	0.2
	$8.9	$11.0	$11.9